Derivative Financial Instruments and Hedging	12 Months Ended
Sep. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments and hedging
In the ordinary course of business, Post is exposed to commodity price risks relating to the acquisition of raw materials and supplies, interest rate risks relating to debt, and foreign currency exchange rate risks relating to its foreign subsidiaries. Authorized individuals within Ralcorp manage these risks on a Ralcorp-wide basis and may utilize derivative financial instruments, including (but not limited to) futures contracts, option contracts, forward contracts and swaps, to manage certain of these exposures by hedging when it is practical to do so. Ralcorp is not permitted to engage in speculative or leveraged transactions and will not hold or issue financial instruments for trading purposes.
 As of September 30, 2011, Post's participation in Ralcorp's derivative instrument program consisted of commodity contracts (options, futures, and swaps) used as cash flow or economic hedges on raw material and fuel purchases. The fair value of the derivative instruments have not been reflected in Post's balance sheet because Post is not legally a party to the underlying derivative instruments and because there are no significant instruments that are allocable only to Post. As of September 30, 2011 and 2010, the amount of Ralcorp's net derivative asset (liability) that was related to Post was approximately $(10) and $2, respectively. If the September 30, 2011 amount, together with net deferred gains on closed derivatives, had been settled with Ralcorp as of that date, Post would have paid approximately $5.6. That amount consists of $7.1 of losses related to economic hedges already reflected in Post's statement of operations and approximately $1.5 of deferred gains related to cash flow hedges not yet reflected in Post's statement of operations (see "Derivative Financial Instruments and Hedging" in Note 2). The effects of Post's participation in Ralcorp's derivative instrument program on the statements of operations for fiscal 2011, 2010, and 2009 were losses of $13.6, $.9, and $5.0, respectively, all of which are included in "Cost of goods sold."